UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Silverback Asset Management, LLC

Address:  1414 Raleigh Road, Suite 250
          Chapel Hill, NC 27517

13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Elliot Bossen
Title:    Managing Member
Phone:    (919) 969-9300

Signature, Place and Date of Signing:


 /s/ Elliot Bossen      Chapel Hill, North Carolina      February 14, 2008
---------------------  -----------------------------     ------------------
     [Signature]            [City, State]                       [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  83

Form 13F Information Table Value Total: $ 298,272
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13-F File Number               Name
---   ---------------------       -------------------------

 1     028-                       Investcorp Silverback Arbitrage Master
                                  Fund, Limited

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6      COLUMN 7     COLUMN 8

                                                            VALUE     SHRS OR    SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT    PRN CALL  DISCRETION     MGRS  SOLE   SHARED  NONE
2020 CHINACAP ACQUIRCO INC     UNIT 99/99/9999   90212G208     737       90,000  SH        Shared-Defined   1           90,000
ADVANCED MEDICAL OPTICS INC    NOTE 2.500% 7/1   00763MAG3   2,303    2,500,000  PRN       Shared-Defined   1        2,500,000
ADVANCED TECHNOLOGY ACQU COR   COM               007556103   1,608      216,458  SH        Shared-Defined   1          216,458
ADVANCED TECHNOLOGY ACQU COR   *W EXP 06/18/201  007556111      72      120,000  SH        Shared-Defined   1          120,000
ALDABRA 2 ACQUISITION CORP     COM               01408A103   1,479      151,816  SH        Shared-Defined   1          151,816
ALTERNATIVE ASSET MGMT ACQU    COM               02149U101   2,376      259,662  SH        Shared-Defined   1          259,662
ALTERNATIVE ASSET MGMT ACQU    *W EXP 08/01/201  02149U119     137      105,000  SH        Shared-Defined   1          105,000
AMERICAN INTL GROUP INC        COM               026874107   1,166       20,000  SH  PUT   Shared-Defined   1           20,000
AMGEN INC                      NOTE 0.125% 2/0   031162AN0   9,590   10,500,000  PRN       Shared-Defined   1       10,500,000
ANDREW CORP                    NOTE 3.250% 8/1   034425AB4   7,607    7,000,000  PRN       Shared-Defined   1        7,000,000
ARVINMERITOR INC               NOTE 4.625% 3/0   043353AF8   3,443    4,000,000  PRN       Shared-Defined   1        4,000,000
CADENCE DESIGN SYSTEM INC      NOTE 8/1          127387AB4   9,154    7,945,000  PRN       Shared-Defined   1        7,945,000
CAPITOL ACQUISITION CORP DEL   COM               14055E104   1,075      119,400  SH        Shared-Defined   1          119,400
CAPITOL ACQUISITION CORP DEL   *W EXP 11/08/201  14055E112      79       90,000  SH        Shared-Defined   1           90,000
CARNIVAL CORP                  DBCV 1.132% 4/2   143658AV4   2,975    4,500,000  PRN       Shared-Defined   1        4,500,000
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1   165167BZ9   2,230    2,000,000  PRN       Shared-Defined   1        2,000,000
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1   165167CA3   2,230    2,000,000  PRN       Shared-Defined   1        2,000,000
CITADEL BROADCASTING CORP      NOTE 1.875% 2/1   17285TAB2   3,220    4,000,000  PRN       Shared-Defined   1        4,000,000
COLUMBUS ACQUISITION CORP      *W EXP 05/18/201  198851115      39       67,000  SH        Shared-Defined   1           67,000
COOPER COS INC                 DBCV 2.625% 7/0   216648AG0   1,025    1,000,000  PRN       Shared-Defined   1        1,000,000
DANAHER CORP DEL               NOTE 1/2          235851AF9   6,381    5,000,000  PRN       Shared-Defined   1        5,000,000
E M C CORP MASS                NOTE 1.750%12/0   268648AK8   8,124    6,000,000  PRN       Shared-Defined   1        6,000,000
FAIR ISAAC CORP                NOTE 1.500% 8/1   303250AD6   6,415    6,500,000  PRN       Shared-Defined   1        6,500,000
FAIRFAX FINL HLDGS LTD         DBCV 5.000% 7/1   303901AL6   4,833    3,583,000  PRN       Shared-Defined   1        3,583,000
GENERAL MTRS CORP              DEB SR CV C 33    370442717   2,356      120,000  SH        Shared-Defined   1          120,000
GLOBAL CONSUMER ACQST CORP     UNIT 99/99/9999   378983209   1,972      200,000  SH        Shared-Defined   1          200,000
GOLDEN POND HEALTHCARE INC     UNIT 99/99/9999   38116J208     393       50,000  SH        Shared-Defined   1           50,000
GSC ACQUISITION COMPANY        COM               40053G106   2,337      248,100  SH        Shared-Defined   1          248,100
GSC ACQUISITION COMPANY        *W EXP 06/25/201  40053G114     134      121,500  SH        Shared-Defined   1          121,500
HASBRO INC                     DBCV 2.750%12/0   418056AN7  15,278   12,000,000  PRN       Shared-Defined   1       12,000,000
HICKS ACQUISITION CO I INC     COM               429086309   1,255      136,600  SH        Shared-Defined   1          136,600
HICKS ACQUISITION CO I INC     *W EXP 09/28/201  429086127      95      105,000  SH        Shared-Defined   1          105,000
HOLOGIC INC                    FRNT 2.000%12/1   436440AA9   2,706    2,500,000  PRN       Shared-Defined   1        2,500,000
IMCLONE SYS INC                NOTE 1.375% 5/1   45245WAF6   2,349    2,500,000  PRN       Shared-Defined   1        2,500,000
JAZZ TECHNOLOGIES INC          *W EXP 03/15/201  47214E110      28      189,500  SH        Shared-Defined   1          189,500
K V PHARMACEUTICAL CO          NOTE 2.500% 5/1   482740AC1   5,100    4,000,000  PRN       Shared-Defined   1        4,000,000
KBL HEALTHCARE ACQUIS CORP I   COM               48241N107   1,733      240,000  SH        Shared-Defined   1          240,000
KBL HEALTHCARE ACQUIS CORP I   *W EXP 07/18/201  48241N115      90      180,000  SH        Shared-Defined   1          180,000
LAMAR ADVERTISING CO           NOTE 2.875%12/3   512815AG6   8,127    7,000,000  PRN       Shared-Defined   1        7,000,000
LIBERTY MEDIA CORP             DEB 3.250%3/1     530715AR2   5,036    6,600,000  PRN       Shared-Defined   1        6,600,000
LIBERTY MEDIA CORP NEW         DEB 0.750% 3/3    530718AF2   7,809    7,500,000  PRN       Shared-Defined   1        7,500,000
LOCKHEED MARTIN CORP           DBCV 8/1          539830AP4  25,692   17,500,000  PRN       Shared-Defined   1       17,500,000
LOEWS CORP                     COM               540424108   2,265       45,000  SH        Shared-Defined   1           45,000
LOWES COS INC                  NOTE 10/1         548661CG0   5,706    6,350,000  PRN       Shared-Defined   1        6,350,000
MBIA INC                       COM               55262C100     317       17,000  SH  PUT   Shared-Defined   1           17,000
MEDIA & ENTMT HOLDINGS INC     COM               58439W108     827      111,900  SH        Shared-Defined   1          111,900
MEDIA & ENTMT HOLDINGS INC     *W EXP 03/09/201  58439W116     134      178,000  SH        Shared-Defined   1          178,000
MEDICIS PHARMACEUTICAL CORP    NOTE 2.500% 6/0   58470KAA2  10,343   10,000,000  PRN       Shared-Defined   1       10,000,000
MEDTRONIC INC                  NOTE 1.500% 4/1   585055AL0  10,667   10,000,000  PRN       Shared-Defined   1       10,000,000
MERRILL LYNCH & CO INC         NOTE 3/1          590188W46   7,054    6,500,000  PRN       Shared-Defined   1        6,500,000
MYLAN INC                      PFD CONV          628530206   7,622        7,500  SH        Shared-Defined   1            7,500
NABORS INDS INC                NOTE 6/1          629568AL0   4,007    4,000,000  PRN       Shared-Defined   1        4,000,000
NABORS INDS INC                NOTE 0.940% 5/1   629568AP1   3,779    4,000,000  PRN       Shared-Defined   1        4,000,000
NAVIOS MARITIME HOLDINGS INC   *W EXP 12/09/200  Y62196111     332       44,200  SH        Shared-Defined   1           44,200
NOVELL INC                     DBCV 0.500% 7/1   670006AC9   5,681    6,000,000  PRN       Shared-Defined   1        6,000,000
NTR ACQUISITION CO             COM               629415100     865       91,100  SH        Shared-Defined   1           91,100
NTR ACQUISITION CO             *W EXP 06/28/201  629415118     156      130,000  SH        Shared-Defined   1          130,000
ON SEMICONDUCTOR CORP          NOTE 4/1          682189AE5   5,379    4,932,000  PRN       Shared-Defined   1        4,932,000
PIER 1 IMPORTS INC             NOTE 6.375% 2/1   720279AH1   1,664    2,000,000  PRN       Shared-Defined   1        2,000,000
PROLOGIS                       NOTE 1.875% 11/1  743410AR3   4,670    5,000,000  PRN       Shared-Defined   1        5,000,000
REINSURANCE GROUP AMER INC     PFD TR INC EQ     759351307  21,733      318,984  SH        Shared-Defined   1          318,984
RENAISSANCE ACQUISITION CORP   *W EXP 01/28/201  75966C115      81      202,300  SH        Shared-Defined   1          202,300
RENAISSANCE ACQUISITION CORP   COM               75966C305   1,042      186,000  SH        Shared-Defined   1          186,000
SCIELE PHARMA INC              NOTE 2.625% 5/1   808627AA1   1,960    2,000,000  PRN       Shared-Defined   1        2,000,000
SELECT SECTOR SPDR TR          SBI INT-FINL      81369Y605   1,447       50,000  SH  PUT   Shared-Defined   1           50,000
SEPRACOR INC                   NOTE              817315AW4   4,529    5,000,000  PRN       Shared-Defined   1        5,000,000
SPDR TR                        UNIT SER 1        78462F103  14,621      100,000  SH  CALL  Shared-Defined   1          100,000
TAILWIND FINL INC              COM               874023104     114       15,000  SH        Shared-Defined   1           15,000
TAILWIND FINL INC              *W EXP 04/11/201  874023112      81      125,000  SH        Shared-Defined   1          125,000
TRANSFORMA ACQUISITION GROUP   COM               89366E100   1,159      152,500  SH        Shared-Defined   1          152,500
TRANSFORMA ACQUISITION GROUP   *W EXP 12/19/201  89366E118      36       52,700  SH        Shared-Defined   1           52,700
TRANS-INDIA ACQUISITION CORP   COM               893237107     450       59,900  SH        Shared-Defined   1           59,900
TRANS-INDIA ACQUISITION CORP   *W EXP 02/08/201  893237115     122      187,500  SH        Shared-Defined   1          187,500
TRANSOCEAN SEDCO FOREX INC     NOTE 1.500% 12/1  893830AV1   7,588    7,000,000  PRN       Shared-Defined   1        7,000,000
TRANSOCEAN SEDCO FOREX INC     NOTE 1.500% 12/1  893830AW9   3,261    3,000,000  PRN       Shared-Defined   1        3,000,000
TRIPLECROWN ACQUISITION CORP   COM               89677G109   2,751      301,000  SH        Shared-Defined   1          301,000
TRIPLECROWN ACQUISITION CORP   *W EXP 10/22/201  89677G117     162      150,000  SH        Shared-Defined   1          150,000
UNION STREET ACQ CORP          COM               908536105   1,730      226,100  SH        Shared-Defined   1          226,100
UNION STREET ACQ CORP          *W EXP 02/05/201  908536113      68      124,500  SH        Shared-Defined   1          124,500
VANTAGE ENERGY SERVICES INC    *W EXP 99/99/999  92209F110     140      108,000  SH        Shared-Defined   1          108,000
VANTAGE ENERGY SERVICES INC    COM               92209F102   2,038      268,200  SH        Shared-Defined   1          268,200
VICTORY ACQUISITION CORP       COM               92644D100     753       77,700  SH        Shared-Defined   1           77,700
VICTORY ACQUISITION CORP       *W EXP 04/24/201  92644D118     150       90,000  SH        Shared-Defined   1           90,000

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